Acquisitions, Summary of Acquisitions (Details) € in Millions, $ in Millions	Oct. 31, 2020 USD ($)	Jul. 07, 2020 USD ($)	Oct. 31, 2019 USD ($)	Feb. 15, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 EUR (€)	Sep. 01, 2017 USD ($)
Summary of acquisitions [Abstract]
Goodwill	$ 1.4		$ 26.8		$ 4,863.9
Shares consideration	0.0		0.0		6,514.2
Cash consideration	7.3		89.0		16.7
Total consideration	7.3		89.0		6,530.9
Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	0.9		0.9		(2,490.8)
Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	5.0		61.3		4,157.7
Atar Labs [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets		$ 5.9
Goodwill	1.4	1.4
Shares consideration	0.0
Cash consideration	7.3	6.0
Total consideration	7.3	7.3
Atar Labs [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	0.9	0.9
Atar Labs [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	$ 5.0	$ 5.0
Interset Software Inc. [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets				$ 62.2
Goodwill			26.8	26.8
Shares consideration			0.0
Cash consideration			89.0	89.0
Total consideration			89.0	89.0
Interset Software Inc. [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets			0.9	0.9
Interset Software Inc. [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets			$ 61.3	$ 61.3
HPE Software Business [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets								$ 1,655.9
Goodwill					4,858.3			4,858.3
Shares consideration					6,514.2			6,514.2
Cash consideration					0.0
Total consideration					6,514.2			6,514.2
HPE Software Business [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					(2,487.8)			(2,487.8)
Goodwill								0.0
HPE Software Business [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					4,143.7			$ 4,143.7
COBOL-IT [Member]
Summary of acquisitions [Abstract]
Goodwill					5.6	$ 5.6
Shares consideration					0.0
Cash consideration					16.7
Total consideration					16.7	$ 16.7	€ 11.3
COBOL-IT [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					(3.0)
COBOL-IT [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					$ 14.0